FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreign currency risk
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Foreign currency risk | Loans and Financing
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 10,197	R$ (40,693)
Foreign currency risk | Imports/Exports
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ (28,929)	R$ (73,085)
Foreign currency risk | Swaps USD x DI
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 7,604	R$ 0
Foreign currency risk | Swaps IPCA x DI
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ (152)	R$ 0
Foreign currency risk | Currency forward contracts
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ (8,311)	R$ 9,507
Interest rate risk
FINANCIAL INSTRUMENTS
Interest rate change (as a percent)	0.10%	0.10%
Impact on income statement based on change in assumption	R$ 29,939	R$ 32,377
Products sold price risk
FINANCIAL INSTRUMENTS
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 689,164	R$ 824,122
Raw materials and commodity price risk
FINANCIAL INSTRUMENTS
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 425,232	R$ 486,066
Commodity contracts
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ (2,850)	R$ 2,899